Average Annual Total Returns - International Bond	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	JP Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	JP Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	JP Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes) 10 Years	JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 10 Years
Custom Invesco International Bond Index (50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index-Emerging Markets Global Diversified and 20% JP Morgan Emerging Markets Bond Index Global Diversified) (reflects no deduction for fees, expenses or taxes)
1 Year

Custom Invesco International Bond Index (50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index-Emerging Markets Global Diversified and 20% JP Morgan Emerging Markets Bond Index Global Diversified) (reflects no deduction for fees, expenses or taxes)
5 Years

Custom Invesco International Bond Index (50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index-Emerging Markets Global Diversified and 20% JP Morgan Emerging Markets Bond Index Global Diversified) (reflects no deduction for fees, expenses or taxes)
10 Years

Total	Jun. 15, 1995	3.59%	4.64%	2.53%	2.25%	3.75%	1.45%	2.03%	3.17%	1.47%	Jun. 15, 1995	6.45%	4.79%	2.38%	Mar. 01, 2001	7.78%	5.31%	2.67%	Sep. 27, 2004	8.49%	5.83%	3.24%	May 24, 2019	8.63%	5.67%	[1]	3.02%	[1]	Jan. 27, 2012	8.47%	6.00%	3.48%	10.78%	5.17%	1.88%	2.69%	6.72%	1.49%	5.26%	7.08%	6.22%	7.39%	6.13%	2.77%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.